Related Party Transactions - Schedule Of Related Party Transactions (Detail) - Unitex Capital Ltd [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				¥ 1,358
Related Party Transaction, Expenses from Transactions with Related Party	¥ 3,354	$ 526	¥ 2,631